DERIVATIVE FINANCIAL INSTRUMENTS - Change in Fair Value of Derivative Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains	$ 784
Unrealized losses	(490)
Net Change	(294)	$ (619)
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains	24
Unrealized losses	(311)
Net Change	287	(236)
Interest rates
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains	177
Unrealized losses	(92)
Net Change	(85)	239
Commodity instruments
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains	197
Unrealized losses	(87)
Net Change	(110)	(122)
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains	386
Unrealized losses	0
Net Change	$ (386)	$ (500)